UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor, New York, NY 10017

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  November 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant  is required to disclose the  information  specified by Form N-CSR, and the  Commission  will make this  information  public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB")  control number.  Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW, Washington,  DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

Item 1.  Reports to Stockholders.

TANAKA GROWTH FUND

ANNUAL REPORT

November 30, 2009

Fund Advisor:

Tanaka Capital Management, Inc.

369 Lexington Avenue

New York, NY 10017

Toll Free (877) 4TANAKA

The TANAKA Growth Fund

Annual Shareholder Letter

January 2010

Dear TANAKA Growth Fund Shareholder,

Review of the 2008-2009 Year

For the Fiscal Year ending 11/30/09, the Fund was up 40.9%, versus total returns during the same period of 25.4%, 35.1% and 39.7% on the S&P 500, Russell 3000 Growth Index and the NASDAQ, respectively.

The biggest contributors to our strong performance in 2008-2009 were:  (1) our decision in the preceding year (2008) to gradually raise cash reserves and concentrate on companies with net cash positions (no net debt on their balance sheets) which helped attenuate the decline in 2008 and early 2009;  (2) our macro-economic based decision in early 2009 to re-invest our cash reserves at a time which we later found out was very near the bottom of the market (March 2009); (3) our efforts to over-weight the Technology, Telecom and Financial Services sectors which were again early beneficiaries of a stock market recovery; (4) our decision following the presidential elections to reduce investments in Healthcare stocks and hold only those whose new product pipelines could more than offset the negative effects of a National Health Plan; and (5) fortunate “bottoms-up” individual stock picks.

During the 2008-2009 Fiscal Year, three of our stocks more than doubled (2 Tech and 1 Financial), four were up over 50% (3 Tech and 1 Telecom) and four were up over 40% (2 Healthcare, 1 Telecom and 1 financial/industrial).  In addition, most of these top performers were in our top 10 largest holdings.  We suffered declines of over 55% in 1 Tech and 1 Healthcare company, declines of over 35% in 2 healthcare companies, and a decline of over 25% in a materials company and another healthcare company.  Fortunately, these holdings did not represent a disproportionate percentage of the Fund and were more than offset by our big gainers.

In essence, it was a bit of a milestone year for us as.  We began to complement our individual stock selection process with strategies to build or reduce cash ahead of periods when we perceived that equity risk might be rising or falling, and to move out of sectors that might be facing headwinds and into sectors that could become more in favor.

Outlook and Strategies for 2009-2010

This could be a great time in the cycle to be an investor in equities – but only if we can be confident that the economy will be progressing from only “less bad” to one that will be truly “getting better.”  Recently we had become a bit cautious as we wanted to make sure that the proper fiscal and monetary policies were being put in place to avoid a double dip recession near term and also steer clear of a return to elevated inflation over the longer term.

After considerable analysis, we are now more confident of the outlook, and the primary reason for our optimism is the Federal Reserve.  We believe the Fed correctly perceives the threats to the economy and it has the tools and the commitment to get the economy back on a growth track.

We have been rewarded over the years by paying careful attention to what the Fed says and does.  This helped us get back to fully invested in March when the Fed announced that it would go from a doubling to a tripling of its monetary assets.

Through most of 2009 we have heard Fed officials refer to maintaining “exceptionally low levels of the federal funds rate for an extended period.”  While many are trying to divine what the Fed means by “extended period” we have been focusing on the specific targets for its actions and on its methods for the exit or removal of stimulus.  With the Fed’s dual mandate “to achieve both maximum sustainable employment and price stability” we believe that it has clearly targeted on boosting employment.  This suggests that the Fed will maintain its stimulus well through the 1st Half of 2010 as it will not be concerned over inflation for some time given the excess slack in the economy.

We believe the Fed has earned some credibility and we take the Fed quite literally.  So far the Fed has executed well on its programs for applying monetary stimulus and we are inclined to believe that it will withdraw stimulus “in a timely manner.”  The net result should be an economy which grows fast enough to reduce the unemployment rate down to 7-8% by 2011 or 2012, providing an upward bias to the stock market over the next 12-24 months.  The Fed needs to grow real GDP by 4% to reduce unemployment to 9% and by 5% to get to 8% unemployment.

Our second concern has been that President Obama is trying to do too much at a time when the economy and credit markets are still too fragile to be raising taxes.  Recent polls, however, suggest that support is eroding for extensive healthcare reform, carbon credit taxes and further buildup in Afghanistan, so we now expect the fiscal drag from rising taxes/GDP may peak in 2010/2011.

At over 10,000 the Dow has rebounded more than 50% from its bottom but has only recouped half its losses.   In 2010 we believe we will benefit from a “corporate refresh cycle” for investing in Information Technology, a further re-vitalization of the financial sector, additional strong gains in productivity, and better than expected corporate profits.  Over time, we plan to  increase diversification consistent with our longer term goal of reducing portfolio volatility as the market moves from undervalued to more fairly valued over the next few quarters.

Please email me at: tanaka@tanaka.com if you or your friends would like to request a free copy of our 18-page TCM Outlook which provides graphs and a greater discussion of our views.  Please also note for 2010 we are again waiving the standard $8/year fee for IRA plans.

Please don’t hesitate to call or email us if you have any questions.  Thank you for your ongoing support of the TANAKA Growth Fund.

Sincerely,

Graham Y. Tanaka, CFA

369 Lexington Ave.,  20th Floor,  New York,  N.Y.  10169  (Fax) 687-2853  (212) 490-3380  E-mail tanaka@tanaka.com

TANAKA Growth Fund (TGFRX)

Through November 2009

Comparison of the Growth of a $10,000 Investment in the TANAKA Growth Fund, Class R, the S&P 500 Index, the Russell 3000 Growth Index and the NASDAQ Composite Index

TANAKA Growth Fund, Class R
S&P 500 Index
NASDAQ Composite Index
Russell 3000 Growth Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Value
Inception Date
Dec-98
May-99
Nov-99
May-00
Nov-00
May-01
Nov-01
May-02
Nov-02
May-03
Nov-03
May-04
Nov-04
May-05
Nov-05
May-06
Nov-06
May-07
Nov-07
May-08
Nov-08
May-09
Nov-09
Date

R-SHARE PERFORMANCE*

	Year to Date Return	One Year Total Return	Three Year Average Annual Return	Five Year Average Annual Return	Total Average Annual Return Since Inception
	12-31-08 to 11-30-09	11-30-08 to 11-30-09	11-30-06 to 11-30-09	11-30-04 to 11-30-09	12-29-98 to 11-30-09
R-Share	41.29%	40.93%	-6.47%	-1.85%	1.03%
Russell 3000 Growth	32.40%	35.13%	-3.07%	1.66%	-1.18%
NASDAQ Composite	35.99%	39.66%	-4.10%	0.45%	-0.16%
S&P 500	24.07%	25.39%	-5.78%	0.71%	0.61%

The chart above assumes an initial investment of $10,000 made on December 30, 1998 (commencement of Fund operations) and held through November 30, 2009.  THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month may be obtained by calling 1-877-4TANAKA.

The Fund is a non-diversified fund.  The Fund may be subject to additional risk since it can invest in smaller capitalization companies including technology stocks, and it may invest up to 45% of its net assets in foreign securities, including multinational and emerging market securities.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  Please read the prospectus carefully before investing as it contains this and other infromation about the Fund.  You may obtain a current copy of the Fund's Prospectus and information on how to buy shares by calling 1-877-4TANAKA.  Investment return and principal value fluctuate in response to the activities of individual companies and general market and economic conditions.

TANAKA GROWTH FUND
November 30, 2009 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

TANAKA Growth Fund
Schedule of Investments
November 30, 2009

Shares		Value

COMMON STOCKS - 89.97%

Accident & Health Insurance - 8.27%
6,080	Aflac, Inc.	$ 279,862

Biological Products - 0.43%
112,817	Mymetics Corp. (Switzerland) *	14,666

Computer & Office Equipment - 2.80%
750	International Business Machines Corp.	94,763

Computer Storage Devices - 1.30%
3,560	STEC, Inc. *	44,108

Electronic & Other Electrical Equipment (No Computer Equip) - 4.25%
8,970	General Electric Co.	143,699

Electronic Computers - 4.43%
750	Apple Inc. *	149,933

Financial Services - 12.54%
47,184	Mass Financial Corp. Class A (China) *	424,184

Pharmaceutical Preparations - 3.77%
34,000	Catalyst Pharmaceuticals *	26,180
30,108	KV Pharmaceutical Co. Class A*	101,163
		127,343
Primary Smelting & Refining of Nonferrous Metals - 0.76%
27,365	Blue Earth Refineries, Inc. (China) *	25,723

Radio & TV Broadcasting & Communications Equipment - 1.64%
1,234	Qualcomm, Inc.	55,530

Radiotelephone Communications - 7.64%
8,670	NII Holdings, Inc. Class B *	258,366

Semiconductors & Related Devices - 10.73%
2,980	Applied Materials, Inc. #	36,684
4,590	Intel Corp.	88,128
37,140	O2Micro International Ltd. ADR (Cayman Islands) *	159,331
6,740	Sigma Designs, Inc. *	78,723
		362,866
Services-Computer Integrated Systems Design - 2.34%
5,590	Scientific Games Corp. *	79,099

Services-Computer Programming - 3.22%
4,123	Amdocs Ltd. *	108,971

Services-Medical Laboratories - 3.27%
3,367	Bio-Reference Laboratories, Inc. *	110,438

Services-Prepackaged Software - 3.04%
2,930	Adobe Systems, Inc. *	102,784

Special Industry Machinery - 15.03%
2,670	ASML Holdings NV	82,743
68,750	Mattson Technology, Inc. *	168,438
23,430	Semitool, Inc. * #	257,027
		508,208
Surgical & Medical Instruments - 4.50%
800	C R Bard, Inc.	65,768
6,545	China Medical Technologies, Inc. (China)	86,459
		152,227
Telephone & Telegraph Apparatus - 0.00%
127	Nortel Networks Corp. *	5

Wholesale-Petroleum & Petroleum Products - 0.00%
245,630	Fuelnation, Inc. *	-

TOTAL FOR COMMON STOCKS (Cost $2,688,035) - 89.97%		3,042,775

SHORT TERM INVESTMENTS - 10.20%
345,031	Huntington Conservative Deposit Account 1.10% ** (Cost $345,031)	345,031

TOTAL INVESTMENTS (Cost $3,033,066) - 100.17%		3,387,806

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.17)%		(5,661)

NET ASSETS - 100.00%		$ 3,382,145

* Non-income producing securities during the period.
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at November 30, 2009.

# All shares of Semitool Inc. were merged into a wholly-owned subsidiary of Applied Materials Inc.  As a result of the merger each share of Semitool Inc. was converted into the right to receive $11 cash.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 3,042,775	-	-	$ 3,042,775
	Short-Term Investments:
	Conservative Deposit Account	345,031	-	-	345,031

		$ 3,387,806	-	-	$ 3,387,806

The accompanying notes are an integral part of these financial statements.

TANAKA Growth Fund
Statement of Assets and Liabilities
November 30, 2009

Assets:
Investments, at Value (Cost $3,033,066)	$ 3,387,806
Receivables:
Dividends and Interest	3,366
Due from Advisor	8,191
Prepaid Expenses	1,286
Total Assets	3,400,649
Liabilities:
Due to Advisor	1,525
Other Accrued Expenses	16,979
Total Liabilities	18,504
Net Assets	$ 3,382,145

Net Assets Consist of:
Capital Stock	$ 3,023
Paid In Capital	3,952,627
Accumulated Realized Loss on Investments	(928,245)
Unrealized Appreciation in Value of Investments	354,740
Net Assets, for 302,292 Shares Outstanding	$ 3,382,145

Net Asset Value and Offering Price Per Share	$ 11.19

Minimum Redemption Price Per Share ($11.19*0.98) (Note 5)	$ 10.97

The accompanying notes are an integral part of these financial statements.

TANAKA Growth Fund
Statement of Operations
For the year ended November 30, 2009

Investment Income:
Dividends (net of foreign withholding taxes of $1,273)	$ 27,992
Interest	476
Total Investment Income	28,468

Expenses:
Advisory Fees (Note 3)	28,752
Legal Fees	17,609
Transfer Agent Fees	12,290
Distribution Fees (Note 3)	7,188
Audit Fees	16,760
Administrative Fees (Note 3)	2,875
Custody Fees	3,339
Miscellaneous Fees	3,193
Blue Sky Fees	4,582
Printing and Mailing Fees	646
Total Expenses	97,234
Fees Waived and Reimbursed by the Advisor (Note 3)	(26,889)
Net Expenses	70,345

Net Investment Loss	(41,877)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	126,173
Net Change in Unrealized Appreciation on Investments	931,551
Realized and Unrealized Gain on Investments	1,057,724

Net Increase in Net Assets Resulting from Operations	$ 1,015,847

TANAKA Growth Fund
Statements of Changes in Net Assets

	For the Years Ended
	11/30/2009	11/30/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (41,877)	$ (77,029)
Net Realized Gain on Investments	126,173	25,443
Unrealized Appreciation (Depreciation) on Investments	931,551	(2,800,440)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,015,847	(2,852,026)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions	-	-

Capital Share Transactions (Note 5)	(342,225)	50,530

Total Increase (Decrease)	673,622	(2,801,496)

Net Assets:
Beginning of Period	2,708,523	5,510,019

End of Period (Including Undistributed Net Investment Income of $0
and $0, respectively)	$ 3,382,145	$ 2,708,523

The accompanying notes are an integral part of these financial statements.

TANAKA Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For The Years Ended
	11/30/2009	11/30/2008	11/30/2007	11/30/2006	11/30/2005

Net Asset Value, at Beginning of Period	$ 7.94	$ 16.26	$ 13.68	$ 12.67	$ 12.29

Income From Investment Operations:
Net Investment Loss *	(0.13)	(0.22)	(0.28)	(0.24)	(0.21)
Net Gain/(Loss) on Securities (Realized and Unrealized)	3.38	(8.10)	2.86	1.25	0.59
Total from Investment Operations	3.25	(8.32)	2.58	1.01	0.38

Distributions	-	-	-	-	-

Net Asset Value, at End of Period	$ 11.19	$ 7.94	$ 16.26	$ 13.68	$ 12.67

Total Return **	40.93%	(51.17)%	18.86%	7.97%	3.09%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,382	$ 2,709	$ 5,510	$ 4,965	$ 5,079
Before Waivers
Ratio of Expenses to Average Net Assets	3.38%	2.67%	2.47%	2.69%	4.07%
Ratio of Net Investment Loss to Average Net Assets	(2.39)%	(1.92)%	(1.87)%	(2.15)%	(3.60)%
After Waivers
Ratio of Expenses to Average Net Assets	2.45%	2.45%	2.45%	2.45%	2.18%
Ratio of Net Investment Loss to Average Net Assets	(1.46)%	(1.71)%	(1.85)%	(1.91)%	(1.71)%
Portfolio Turnover	16.46%	18.45%	21.87%	12.87%	24.02%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends, if any.
The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2009

NOTE 1. ORGANIZATION

The TANAKA  Growth Fund (the "Fund") was  organized as a series of TANAKA Funds, Inc.,  a Maryland  corporation  (the  "Company")  on November 5, 1997;  the Fund commenced  operations  on December 30, 1998.  The Fund is registered under the

Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company.  The Fund's investment objective is to provide growth of capital. The Investment Advisor of the Fund is Tanaka Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The FASB has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of November 30, 2009.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security  Valuation - Equity  securities are valued by using  market quotations,  but may be valued on the  basis of  prices  furnished  by a pricing service  when the  Advisor  believes  such  prices  accurately  reflect the fair market  value of such  securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When  market  quotations  are not readily available,  when the Advisor  determines that the market  quotation or the price provided by the pricing  service does not accurately  reflect the current market value  or  when  restricted  or  illiquid  securities  are  being  valued,  such securities  are  valued  as  determined  in  good  faith  by  the  Advisor,   in conformity with guidelines adopted by and subject to review of the Board.

Fixed income  securities  generally are valued by using market  quotations,  but may be valued on the basis of prices  furnished  by a pricing  service  when the Advisor  believes such prices  accurately  reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor  decides that a price  provided by the pricing  service does not  accurately  reflect the fair market value of the  securities,  when prices are not readily  available  from a pricing  service,  or when  restricted or illiquid  securities are being valued, securities  are  valued  at  fair  value  as  determined  in good  faith  by the Advisor,  subject  to  review  of the  Board.  Short-term  investments  in fixed income  securities with maturities of less than 60 days when acquired,  or which subsequently  are within 60 days of maturity,  are valued by using the amortized cost method of valuation,  which the Board has  determined  will  represent fair value.

Fair Value Pricing – The Board of Directors has delegated to the Advisor responsibility for determining the value of the Fund’s portfolio securities under certain circumstances.  Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances.  The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Fund has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculates its NAV as of the time those exchanges close.  However, the Fund may invest in securities on foreign exchanges or in illiquid or restricted securities.  Accordingly, there may be circumstances under which the Fund would hold a security that would need to be fair value priced.  Examples of when it would be likely that the Fund security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security trades were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities’ exchange had closed but before the Fund’s NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that the Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available.  Accordingly, there is always the possibility that the Advisor’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Following the calculation of security  values in terms of the currency in which the market  quotation used is expressed  ("local  currency"),  the pricing agent shall,  prior  to the  next  determination  of the  NAV  of the  Fund's  shares, calculate  these values in terms of U.S. dollars on the basis of the conversion of the local  currencies (if other than U.S. dollars) into U.S. dollars at the rates  of  exchange  prevailing  at the  valuation  time  as  determined  by the pricing agent.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective May 1, 2009. This guidance requires  enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not invest in derivative instruments during the year ended November 30, 2009.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends  to  qualify  each  year  as  a  "regulated  investment  company"  under sub-chapter  M  of  the  Internal   Revenue  Code  of  1986,   as  amended,   by distributing substantially  all  of its  taxable  income  to its  shareholders.  Therefore, no federal tax provision is required.  If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.   The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income less foreign taxes withheld is  recorded  on  the ex-dividend   date  and  interest  income  is  recorded  on  an  accrual  basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis.  The Fund intends to distribute its net realized long-term capital  gains and its net  realized  short term capital  gains at least once a year.  Distributions to shareholders which are determined in accordance with income tax regulations are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.   These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified  in the  components  of the net  assets  based  on  their  ultimate characterization  for federal  income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates - The   preparation  of  financial   statements  in  conformity   with  accounting principles   generally  accepted  in  the  United  States  of   America requires management to make estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of increases and  decreases  in net  assets  from  operations  during the  reporting  period. Actual results could differ from those estimates.   Management has evaluated subsequent events through January 20, 2010, the date the financial statements were issued.

Reclassification - In accordance with the determination and disclosure requirements of investment companies, the Fund has recorded a reclassification in the capital account. As of November 30, 2009, the Fund recorded a permanent book/tax difference of $41,877 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains/(losses) on a tax basis, which is considered to be more informative to shareholders.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Tanaka Capital Management, Inc. (the "Advisor") to manage the Fund's investments and act as Administrator to the Fund.  The Advisor was organized as a Delaware corporation in 1986.  Graham Y. Tanaka, portfolio manager and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio. Certain officers of the Advisor serve as director and officers of the Fund.

Under the terms of an Investment Advisory Agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board.  As compensation  for its  management  services,  the Fund is  obligated  to pay the Advisor a fee computed  and accrued  daily and paid monthly at an annual rate of 1.00% of the  average  daily net assets of the Fund.  For the year ended November 30, 2009, the Advisor earned a fee of $28,752 from the Fund.  The Advisor  has  contractually  agreed to waive all or a portion of its  management fees  and/or  reimburse  the Fund for the  expenses  it incurs,  but only to the extent  necessary to maintain  total annual  operating  expenses at 2.45% of the average  daily net assets, through  November 30, 2009.  For the year ended November 30, 2009, the Advisor waived $26,889 of fees.  The Fund has agreed that any operating expenses of the Fund reimbursed or waived by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the year ending November 30, 2009 if the total expenses for the Fund for each such year or years, after giving effect to the repayment, do not exceed 2.45% of the average daily net assets (or any lower expense limitation or limitations to which the Advisor may agree). The Advisor owes the Fund $8,191 for fees at November 30, 2009.  At November 30, 2009, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Amount
November 30, 2007	November 30, 2010	$1,199
November 30, 2008	November 30, 2011	$9,482
November 30, 2009	November 30, 2012	$26,889

Under the terms of the Administrative Agreement, the Advisor will provide administrative services which are necessary for the day-to-day operations of the Fund.  As compensation for the administrative services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of .10% of the average daily net assets of the Fund.  For the year ended November 30, 2009, the Advisor earned a fee of $2,875 from the Fund.

The  Fund has  adopted  a plan  pursuant  to Rule  12b-1 under  the  Investment Company Act of 1940 for each class of shares  authorized  (each  such  plan,  a "Distribution  Plan"). The Fund is obligated to pay a fee computed and accrued daily at an annual rate of 0.25% of the average daily net assets. The 12b-1 fees are paid to securities dealers and other financial institutions and organizations as compensation for services in connection with sales of shares of the Fund. Total fees incurred under the Distribution Plan for the year ended November 30, 2009, were $7,188.  For the year ended November 30, 2009 the Advisor earned fees of $5,089 and was owed fees of $1,525.

At a meeting of the Fund’s Board of Director’s on December 11, 2009 the investment advisory agreement, administrative agreement, and the distribution Plan pursuant to rule 12b-1 were renewed for an additional one year period.

NOTE 4. INVESTMENTS

For the year ended November 30, 2009, purchases and sales of investment securities, other than short-term investments and short-term government investments were as follows:

Amount
Purchases	$462,686
Sales	$1,105,660

NOTE 5. CAPITAL SHARES

The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it currently has allocated 150,000,000 shares to the Fund.  Par value and paid in capital at November 30, 2009 was $3,955,650. Capital share transactions for the year ended November 30, 2009 and year ended November 30, 2008, respectively, were as follows:

	Year Ended 11/30/09		Year Ended 11/30/08
	Shares	$ Amount	Shares	$ Amount
Shares sold	26,868	$ 288,461	17,612	$ 255,535
Shares issued in reinvestment of distributions	0	0	0	0
Shares redeemed	(65,734)	(630,686)	(15,357)	(205,005)
Net increase (decrease)	(38,866)	$(342,225)	2,255	$50,530

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 5 days after their purchase.  For the year ended November 30, 2009 no redemption fees were collected by the Fund from shareholder transactions.

NOTE 6. TAX MATTERS

As of November 30, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Undistributed ordinary income

    $               -

Capital loss carryforward expiring: 11/31/2010+

   ($   313,056)

     11/30/2011

   (271,155)

     11/30/2012

   (344,034)

   ($   928,245)

Post-October capital loss deferrals between realized 11/1/09 and 11/30/2009*

Gross unrealized appreciation on investment securities

      $1,354,639

Gross unrealized depreciation on investment securities

      (999,899)

Net unrealized appreciation on investment securities

     $    354,740

Cost of investment securities

      $3,033,066

*These deferrals are considered incurred in the subsequent year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors of

TANAKA Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the TANAKA Growth Fund (the Fund), a series of the TANAKA Funds, Inc., including the schedule of investments, as of November 30, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements and financial highlights for the year ended November 30, 2005 was audited by other auditors whose report dated January 20, 2006, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of November 30, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TANAKA Growth Fund as of November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

January 20, 2010

TANAKA Growth Fund
Expense Illustration
November 30, 2009 (Unaudited)

Expense Example

As a shareholder of the TANAKA Growth Fund, you incur ongoing costs which typically consist of management fees; distribution and service (12b-1) fees; transaction fees such as redemption fees and ongoing costs; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2009 through November 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	June 1, 2009	November 30, 2009	June 1,2009 to November 30,2009

Actual	$1,000.00	$1,241.95	$13.77
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,012.78	$12.36

* Expenses are equal to the Fund's annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

TANAKA GROWTH FUND

DIRECTORS AND OFFICERS

NOVEMBER 30, 2009 (UNAUDITED)

Each Director serves until the next annual meeting of shareholders or until his successor is duly elected. The Fund is not in a family of funds or a fund complex, and the only fund overseen by the Board is the Fund. The address of each Director and Officer is c/o Tanaka Capital Management, Inc., 369 Lexington Avenue, New York, New York 10017.

The following table provides information regarding each Director who is not an interested person of the

Company, as defined in the 1940 Act.

Name (Age)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
David M. Fox (61)	Director (since 1997)

President and CEO of David Fox & Associates, a television programming sales firm, since 2001; President and CEO of my TVshop.com, Inc., an internet company, from 1999 to 2001;  President and CEO of Unapix Entertainment, a television and film sales firm from 1992 to 1999.

None
Thomas R. Schwarz (73)	Director (since 1997)	Retired; President and COO of Dunkin Donuts, Inc. from 1966 to 1989; CEO of Grossmans, Inc. from 1989 to 1994.	TransAct Technologies, Inc.
Michael E. Nelson (48)	Director (since 2007)	Senior Associate, CB Richard Ellis; Treasurer, Greenwich Audubon Society; Member, Real Estate Finance Association of Fairfield County; Member, Building Owners and Managers Association.	None

The following table provides information regarding each Director who is an interested person of the Company, as defined in the 1940 Act, and each officer of the Company.

Name (Age)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Graham Y. Tanaka (61) *	Chairman, CEO and President (since 1997)	President of Tanaka Capital Management, Inc. since 1986.	TransAct Technologies, Inc.
Samuel Morrow (25)	Treasurer, Secretary, CFO and CCO (since 2007)	Analyst at Tanaka Capital Management, Inc. since 2006.	None

* “Interested person”, as defined in the 1940 Act, of the Fund because of the affiliation with Tanaka Capital Management, Inc.

The Directors were paid no fees for the fiscal year ended November 30, 2009.

TANAKA GROWTH FUND

ADDITIONAL INFORMATION

AS OF NOVEMBER 30, 2009 (UNAUDITED)

INVESTMENT ADVISORY AGREEMENT RENEWAL

At a regular meeting of the Fund’s Board of Directors held on December 11, 2009 the Board considered the renewal of the Investment Advisory Agreement between the Fund and Tanaka Capital Management, Inc. (the "IA Agreement"), which was due to expire on December 14, 2009.  The Board began its review of the IA Agreement and discussed the Board's responsibilities and considerations when reviewing the Agreement.  Legal counsel advised the Board that there are five factors set forth by the SEC as minimum considerations, each of which must be visited when considering the renewal of the IA Agreement.  Legal counsel guided the Board through each consideration, including: (1) the nature, extent, and quality of the services to be provided by the investment advisor; (2) the investment performance of the fund and the investment advisor; (3) the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of fund investors.

In addition to the five factors discussed above, and to further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board had requested and received the following information: a description of the Advisor's business and any personnel changes, the Code of Ethics and insider trading policy, and a description of any material legal proceedings or securities enforcement proceedings regarding the Advisor and sub-advisors and their personnel. In addition, the Board requested and received financial statements from the relevant periods, a description of the compensation received by the Advisor from the Fund both as aggregate and in relation to fees charged by other advisors to similar funds, information relating to the Advisor's policies and procedures regarding best execution, trade allocation, and soft dollar arrangements.  The materials prepared by the Advisor were provided to the Directors in advance of the meeting.

The Board considered the fees charged by the Advisor in light of the services provided to the Fund by the Advisor.  After full review of the materials presented and careful consideration, the Board, with the independent Directors separately concurring, agreed that the fees charged by the Advisor were fair and reasonable in light of the services provided to the Fund.

The Board then discussed the nature, extent and quality of the Advisor's services to the Fund.  In particular, the Board noted with approval the Advisor's commitment to maintaining certain targeted expense ratios for the Fund, its efforts in providing comprehensive and consistent investment management to the Fund, and its efforts to maintain ongoing regulatory compliance for the Fund.  The Board noted for the record that it reviewed, on a quarterly basis, performance and management reports relating to the Fund, and those prior reviews were incorporated into the Board's current considerations.

The Board discussed the Advisors current fee structure and whether such structure would allow the Fund to realize economies of scale as they grow.  The Board noted that the Advisor had been subsidizing the Fund's operations since its inception and that the Advisor had a contractual right to recover certain of those expenses before the overall fund expense ratios would decrease.  Accordingly, it would be premature of the Board to consider economies of scale.

The Board next considered the investment performance of the Fund and the Advisor's performance.  The Board generally approved of the Fund's performance.  The Board noted with approval the Advisor's ongoing efforts to maintain such consistent investment discipline.  The Board also noted with approval that although the Adviser's business was not devoted exclusively to serving the Fund, the Advisor did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the Fund.

After full discussion and consideration, and being no further questions or comments from the Board, and upon motion made, seconded and unanimously approved, with the Independent Directors separately approving, the renewal of the IA Agreement for another year.

The Fund’s Statement of Additional Information (SAI) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free 1-877-4TANAKA to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING AND QUARTERLY PORTFOLIO SCHEDULE

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request (1) by calling the Fund at 1-877-4TANAKA and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on February 28 and August 31.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-4TANAKA.

DIRECTORS

Graham Y. Tanaka

David M. Fox

Thomas R. Schwarz

Michael E. Nelson

OFFICERS

Graham Y. Tanaka, Chairman and President

Samuel Morrow, Treasurer, Secretary, CFO, and Chief Compliance Officer

INVESTMENT ADVISOR

Tanaka Capital Management, Inc.

369 Lexington Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

David Jones & Associates, P.C.

395 Sawdust Rd., Suite 2148

The Woodlands, TX 77380

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

The Fund’s Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that Mr. David Fox is an audit committee financial expert.  Mr. David Fox is independent for purposes of this Item 3.  He has acquired his attributes through education and experience.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY

[2008]

$ 11,000

FY

[2009]

$ 10,800

(b)

Audit-Related Fees

Registrant

[Adviser]

FY

[2008]

$

N/A

$

N/A

FY

[2009]

$

N/A

$

N/A

Nature of the fees:

(c)

Tax Fees

Registrant

[Adviser]

FY

[2008]

$

1,500

$

N/A

FY

[2009]

$

1,500

$

N/A

Nature of the fees: Related to the filing of the Fund's preparation of tax returns for the fiscal years 2008 and 2009.

(d)

All Other Fees

Registrant

[Adviser]

FY

[2008]

$

N/A

$

N/A

FY

[2009]

$

N/A

$

N/A

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Fund's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund, and (v) receive the auditor's specific representations as to their independence;

(2)

Percentages of Services Approved by the Audit Committee

Registrant

[Adviser]

Audit-Related Fees:

100%

%

Tax Fees:

100%

%

All Other Fees:

100%

%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

[Adviser]

FY

[2008]

$

1,500

$

0

FY

[2009]

$

1,500

$

0

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 7, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     January 29, 2010

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  January 29, 2010

By    /s/ Samuel Morrow

*

       Samuel Morrow, Chief Financial Officer

Date  January 29, 2010

* Print the name and title of each signing officer under his or her signature.